Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2022
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

	JPY (millions) As of March 31
	2021	2022
Trade receivables	¥788,284	¥710,304
Other receivables	75,604	79,127
Impairment loss allowance	(8,637)	(9,390)
Chargebacks and other allowances	(72,160)	(83,396)
Total	¥783,091	¥696,644